CONSOLIDATED BALANCE SHEETS (Parenthetical)	Feb. 28, 2013	Feb. 29, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, Shares issued	38,048,297	35,586,206
Common stock, Shares outstanding	38,048,297	35,586,206
Common stock, Shares authorized	Unlimited	Unlimited